Summary of Significant Accounting Policies - Summary of Depreciation Rates and Estimated Useful Life of the Property and Equipment (Details)	12 Months Ended
Dec. 31, 2017
Furniture and Fixtures
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Depreciation method	Straight-line
Depreciation percentage or useful lives	5 years
Computer Equipment
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Depreciation method	Straight-line
Depreciation percentage or useful lives	5 years
Building
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Depreciation method	Straight-line
Depreciation percentage or useful lives	25 years